Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Contributions
Contributions
Participants contribute to the Plan by authorizing payroll deductions from their compensation as defined in the Plan. Participants’ contributions under the Plan may be made from after-tax earnings and/or from before-tax earnings, the latter form of contribution having the effect of reducing the participant’s current taxable earnings for Federal income tax purposes. Participants are eligible to contribute up to 50% of their compensation to the Plan each year. Before-tax contributions and Roth Contributions are subject to the overall limit imposed by the IRC of $23,500 in 2025 with an additional contribution of $7,500 permitted for participants who are age 50 or older. For participants aged 60 to 63, the catch-up contribution limit is $11,250 for 2025. The Company makes matching contributions currently equal to 50% of the first 6% of annual compensation (as defined) that is contributed to the Plan. Payroll deductions for participant contributions and the corresponding Company Matching Contribution that are not remitted to the Plan until after year-end are recorded as receivables in the Plan financial statements.
Participants at their discretion may invest their contributions in any, or all, of the investment fund options offered under the Plan, including the Moody’s Corporation Stock Fund.
Effective January 1, 2008, the Company’s U.S. defined benefit pension plan was closed to new participants. However, in lieu of defined benefit pension plan benefits, employees of the Company who are hired, rehired or who transfer to the U.S. payroll from a non–U.S. location on or after January 1, 2008 are eligible to receive a retirement contribution to the Plan. The retirement contribution is based upon an eligible U.S. employee’s compensation as well as combined age and years of service as defined in the Plan. Participants that are eligible for the retirement contribution will receive this contribution regardless of whether they contribute to the Plan.
The Plan permits participants to have their interests in other qualified plans rolled over to the Plan. Transfers or rollovers to the Plan may only be made with the approval of the MBCC and do not affect any other contributions made by or on behalf of a participant. For the year ended December 31, 2025, rollover contributions totaled $31 million and are included in participant contributions.
Starting on May 1, 2014, the Plan permitted participants to make an election for Roth Contributions. Participants, at their discretion, may invest their Roth Contributions in any, or all, of the investment fund options offered under the Plan, including the Moody’s Corporation Stock Fund. Participant contributions, withdrawals, gains, losses and other credits shall be credited to the participant’s Roth Contributions account.

Notes Receivable from Participants
Notes receivable from participants
Participants may obtain loans from the Plan, which are collateralized by the participant’s account balance. The Plan limits the total number of loans outstanding at any time for each participant to two general-purpose loans and a principal residence loan. The minimum loan permitted by the Plan is $500 and the maximum permissible amount of all loans outstanding at any time is the lower of 50% of a participant’s vested account balance or $50,000. Interest rates applicable to Plan loans are based on the prime rate as reported in Reuters on the last business day of the month before the loan is processed plus 200 basis points. Interest rates on outstanding loans ranged from 4.25% to 10.5% at December 31, 2025 and 2024, with loans maturing at various dates through November 2035. Principal and interest are paid ratably by the participants through semi-monthly payroll deductions.
In the event of a default, the MBCC may accelerate the repayment of the loan; demand immediate repayment of the entire amount outstanding; renegotiate the terms of the loan; or approve a financial necessity distribution of the participant’s loan subject to the terms of the Plan.
Notes Receivable from Participants
Notes receivable from participants are stated at their unpaid principal balances plus any accrued but unpaid interest. No allowances for credit losses have been recorded as of December 31, 2025 and 2024 as the participant loans are secured by the participants’ vested balance in their accounts. Accordingly, in the event of a default, the Plan Administrator will deem the loan balance to be a distribution to the participant.
Basis of Accounting
Basis of Accounting
The financial statements of the Plan have been prepared using the accrual method of accounting. For financial statement purposes, participant withdrawals and distributions are recorded when paid. At December 31, 2025 and 2024, all Benefit Payments processed and approved for payment had been paid by the Plan.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management of the Plan to make estimates and assumptions that affect the reported amounts in the Statements of Net Assets Available for Plan Benefits and disclosures at the date of the financial statements and the reported amounts of additions and deductions in the Statement of Changes in Net Assets Available for Plan Benefits. Actual results could differ from those estimates.
Risks and Uncertainties
Risks and Uncertainties
The Plan provides for various investment options consisting of common stocks, mutual funds, and other investment securities. Investment securities are exposed to various risks, such as interest rate fluctuations, market conditions and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is possible that changes in valuations in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Plan Benefits and the Statement of Changes in Net Assets Available for Plan Benefits. Plan participants who are invested in the Moody’s Corporation Stock Fund are exposed to market risk in the event of a significant decline in the value of Moody’s Corporation common stock.
Certain Plan assets may invest directly or indirectly in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in various economic conditions. These conditions include, but are not limited to, real estate values, delinquencies and/or defaults on cash flows underlying the securities. Furthermore, the value of these securities may be adversely affected by shifts in market perception of the issuer as well as changes in interest rates.

Investment Valuation, Investment Transactions and Investment Income and Net Appreciation of Investments
Investment Valuation
Investments in mutual funds are valued based on quoted prices as these instruments and their underlying investments have active markets. Common and collective trust funds are valued at the NAV of the shares held by the Plan which represents their fair value.
Moody’s Corporation common stock is stated at the fair value determined by the closing quoted price for the common stock.
Cash and cash equivalents principally consist of investments in money market funds which are carried at cost and approximate fair value due to the short-term nature of these instruments.
Investment Transactions and Investment Income
Purchases and sales of securities are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Other investment income is recorded as earned on an accrual basis.
Net Appreciation of Investments
The net appreciation in the fair value of plan investments presented in the Statement of Changes in Net Assets Available for Plan Benefits consists of realized gains or losses and unrealized appreciation or depreciation on those investments.